LEASE LIABILITIES (Details 1) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
2021 (9 months remaining)	$ 112,383	$ 149,407
2022	154,416	154,416
2023	160,631	160,631
2024	167,587	167,587
2025	167,537	167,537
2026 and thereafter	113,416	113,415
Operating Leases, Future Minimum Payments Due	$ 875,970	$ 912,993